Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	$ 660,285	$ 553,956
ACL	4,267	2,998
Loans, Net amount	656,478	551,339
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	660,285	553,956
Loans, Net amount	656,478	551,339
Allowance for credit losses related to loans [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL	684	544
Allowance for credit losses related to loans [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL	3,123	2,073
Allowance for credit losses related to loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	365,268	342,430
Loans, Net amount	363,539	340,965
Allowance for credit losses related to loans [member] | Canada [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL	457	363
Allowance for credit losses related to loans [member] | Canada [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL	1,272	1,102
Allowance for credit losses related to loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	283,355	200,439
Loans, Net amount	281,295	199,304
Allowance for credit losses related to loans [member] | United States [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL	227	176
Allowance for credit losses related to loans [member] | United States [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL	1,833	959
Allowance for credit losses related to loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	11,662	11,087
Loans, Net amount	11,644	11,070
Allowance for credit losses related to loans [member] | Other countries [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL		5
Allowance for credit losses related to loans [member] | Other countries [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
ACL	$ 18	$ 12